Fair Value Measurements (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	$ 754,859,173	$ 678,401,301
Total
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	170,352,355	231,368,015
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	148,847,153	208,073,608
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	21,505,202	23,294,407
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	0	0
Collective investment trusts, measured at NAV
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	584,506,818	447,033,286
Mutual funds | Total
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	94,428,441	152,983,846
Mutual funds | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	94,428,441	152,983,846
Mutual funds | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	0	0
Mutual funds | Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	0	0
The Scotts Miracle-Gro Company common shares | Total
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	21,392,161	23,584,502
The Scotts Miracle-Gro Company common shares | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	21,392,161	23,584,502
The Scotts Miracle-Gro Company common shares | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	0	0
The Scotts Miracle-Gro Company common shares | Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	0	0
Self-directed brokerage account | Total
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	33,026,551	31,505,260
Self-directed brokerage account | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	33,026,551	31,505,260
Self-directed brokerage account | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	0	0
Self-directed brokerage account | Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	0	0
Stable value investment contracts | Total
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	21,409,173	22,968,790
Stable value investment contracts | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	0	0
Stable value investment contracts | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	21,409,173	22,968,790
Stable value investment contracts | Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	0	0
Money market funds | Total
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	96,029	325,617
Money market funds | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	0	0
Money market funds | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	96,029	325,617
Money market funds | Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	$ 0	$ 0